Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity
25.
Equity
(a)
Share capital

The Company’s authorized share capital is comprised of an unlimited number of Common Shares with no par value and an unlimited number of preferred shares issuable in one or more series. The Board is authorized to determine the rights and privileges and number of shares of each series of preferred shares.

As of August 14, 2023, Mogo completed a share consolidation of the Company's issued and outstanding common shares (the "Share Consolidation") at a consolidation ratio of 3-for-1. All references to common shares, warrants, derivative warrant liabilities, stock options, and RSUs have been retrospectively adjusted to reflect the Share Consolidation.

As at December 31, 2023 there were 24,515,909 (December 31, 2022 – 24,992,513) Common Shares and no preferred shares issued and outstanding.

For the year ended December 31, 2023, the Company repurchased 474,353 Common Shares for cancellation under the share repurchase program at an average price of CAD $2.36 per share, for a total repurchase cost of $1,193.

For the year ended December 31, 2022, the Company repurchased 600,000 Common Shares for cancellation under the share repurchase program at an average price of CAD $2.70 per share, for a total repurchase cost of $1,627.

(b)
Treasury share reserve

The treasury share reserve comprises the cost of the shares held by the Company. As at December 31, 2023, the Company held 190,706 Common Shares in reserve (December 31, 2022 – 101,272).

25.
Equity (Continued from previous page)
(c)
Options

The Company has a stock option plan (the “Plan”) that provides for the granting of options to directors, officers, employees and consultants. The exercise price of an option is set at the time that such option is granted under the Plan. The maximum number of Common Shares reserved for issuance under the Plan is the greater of i) 15% of the number of Common Shares issued and outstanding, and ii) 1,266,667. As a result of a business combination with Mogo Finance Technology Inc. completed on June 21, 2019, there were additional options issued, which were granted pursuant to the Company’s prior stock option plan (the “Prior Plan”). As at December 31, 2023, there are 32,333 of these options outstanding that do not contribute towards the maximum number of Common Shares reserved for issuance under the Plan as described above.

Each option entitles the holder to receive one Common Share upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of expiry. Options issued under the Plan have a maximum contractual term of eight years and options issued under the Prior Plan have a maximum contractual term of ten years.

A summary of the status of the stock options and changes in the period is as follows:

	Options outstanding (000s)	Weighted average grant date fair value $	Weighted average exercise price $	Options exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2021	2,975	—	13.92	1,012	11.79
Options issued	1,152	3.18	4.22	—	—
Exercised	(16)	3.65	4.76	—	—
Forfeited	(904)	10.69	10.53	—	—
Balance, December 31, 2022	3,207	—	9.09	1,236	11.22
Options issued	1,362	1.80	2.41	—	—
Forfeited	(1,071)	9.02	9.07	—	—
Balance, December 31, 2023	3,498	—	5.56	1,499	8.18

The above noted options have expiry dates ranging from March 2024 to December 2031.

Options granted during the year ended December 31, 2023 include nil options granted to non-employees (December 31, 2022 – 100,000). These options measured at the fair value of corresponding services received, rather than using the Black-Scholes option pricing model.

25.
Equity (Continued from previous page)
(c)
Options (Continued from previous page)

The fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions:

Year ended
	December 31, 2023	December 31, 2022
Risk-free interest rate	3.02 - 4.30%	1.73 - 3.40%
Expected life	5 years	5 years
Expected volatility in market price of shares	90 - 91%	87 - 91%
Expected dividend yield	0%	0%
Expected forfeiture rate	0% - 15%	0% - 15%

These options generally vest monthly over a four-year period after an initial one-year cliff.

Total stock-based compensation costs related to options and RSUs for the year ended December 31, 2023 was $2,457 (December 31, 2022 – $8,604).

(d)
RSUs

RSUs are granted to executives and other key employees. The fair value of an RSU at the grant date is equal to the market value of one Common Share. Executives and other key employees are granted a specific number of RSUs for a given performance period based on their position and level of contribution. RSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met as determined by the Board. The maximum number of Common Shares which may be made subject to issuance under RSUs awarded under the RSU Plan is 166,667.

As at December 31, 2023, the balance of RSUs outstanding is nil (December 31, 2022 - 667)

25.
Equity (Continued from previous page)
(e)
Warrants

	Warrants outstanding (000s)	Weighted average exercise price $	Warrants exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2021	663	13.80	586	15.12
Warrants issued	—	—	—	—
Balance, December 31, 2022	663	13.80	625	14.40
Warrants issued	89	2.79	—	—
Warrants exercised	—	—	—	—
Warrants expired	(394)	6.09	(394)	6.09
Balance, December 31, 2023	358	20.53	280	25.46

The 357,739 warrants outstanding noted above have expiry dates ranging from February 2024 to February 2026, and do not include the stock warrants accounted for as a derivative financial liability discussed in Note 13.

On October 7, 2020, Mogo issued 1,493,131 Debenture Warrants to its debenture holders in connection with the debenture amendments approved on September 30, 2020, at an exercise price of $6.09 per Common Share. On January 3, 2023, 394,655 Debenture Warrants expired unexercised. There were no Debenture Warrants outstanding as at December 31, 2023 (December 31, 2022 – 394,655).

On August 11, 2023, Mogo entered into an extended agreement with Postmedia Network Inc. (“Postmedia”) which is effective January 1, 2023. Under the extended agreement Mogo will receive discounted access to Postmedia’s network. As part of the extended agreement, the companies agreed to: (1) amend the exercise price of the 77,778 outstanding warrants of the Company held by Postmedia to $2.79 per share, each such warrant entitling Postmedia to acquire one Mogo share, and (2) extend the term of these warrants from January 25, 2023 to September 20, 2025. The amendments to the outstanding warrants will be effective as of the date that is ten (10) business days following the date hereof. In addition, Mogo will issue an additional 89,000 warrants, each such new warrant entitling Postmedia to acquire one Mogo share at the same price as the amended warrants for a period of 2 years and 6 months from the date of issuance.

During the year ended December 31, 2021, the Company also issued 190,961 warrants to purchase Common Shares with exercise prices ranging from USD $16.89 to USD $37.89 per warrant in connection with broker services rendered on offerings during the period. As at December 31, 2023, these warrants remain outstanding and exercisable.

Warrants issued to investors are denominated in a currency other than the functional currency of the Company therefore do not meet the definition of an equity instrument and are classified as derivative financial liabilities. Refer to Note 13 for more details.